Common Stock (Details) - Schedule of Outstanding Common Stock Warrants - $ / shares								9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2013	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	8,695,000							8,695,000
2013 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable							70,000	70,000
Exercise Price							$ 0.25	$ 0.25
Classification							Equity	Equity
Expiration Date							Nov – 2023	Nov – 2023
2015 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable						2,300,000		2,300,000
Exercise Price						$ 1		$ 1
Classification						Equity		Equity
Expiration Date						Nov – 2025		Nov – 2025
2017 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable					2,300,000			2,300,000
Exercise Price					$ 1			$ 1
Classification					Equity			Equity
Expiration Date					Aug – 2027			Aug – 2027
2018 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable				805,000				805,000
Exercise Price				$ 1				$ 1
Classification				Equity				Equity
Expiration Date				Jan – 2029				Jan – 2029
2019 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable			920,000					920,000
Exercise Price			$ 1					$ 1
Classification			Equity					Equity
Expiration Date			Dec – 2029					Dec – 2029
2021 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable		1,150,000						1,150,000
Exercise Price		$ 1						$ 1
Classification		Equity						Equity
Expiration Date		Dec – 2030						Dec – 2030
2022 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	1,150,000							1,150,000
Exercise Price	$ 1							$ 1
Classification	Liability							Liability
Expiration Date	July – 2032							July – 2032